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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [_]; Amendment Number: ________________________________

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Marshfield Associates

Address: 21 Dupont Circle, NW
         Suite 500
         Washington, DC 20036



Form 13F File Number: 28-03998

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Kim Vinick

Title:   CCO

Phone:   (202) 828-6200


Signature, Place, and Date of Signing:

    /s/ Kim Vinick             Washington, DC               11/14/2011
-----------------------    -----------------------    -----------------------
      [Signature]               [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

    Form 13F File Number       Name

    28-____________________    ________________________________________________
    [Repeat as necessary.]

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Marshfield Associates
FORM 13F

                          30-Sep-11

                                                                                           Voting Authority
                                                                                           ----------------
                                                        Value    Shares/ Sh/  Put/ Invstmt Other
Name of Issuer                 Title of class CUSIP     (x$1000) Prn Amt Prn  Call Dscretn Managers Sole    Shared None
------------------------------ -------------- --------- -------- ------- ---  ---- ------- -------- ------- ------ ------
Arch Capital Group Ltd              COM       G0450A105   67615  2069327 SH         Sole            1917626        151701
Assured Guaranty Ltd                COM       G0585R106   16074  1462639 SH         Sole            1329654        132985
Berkshire Hathaway Class A          COM       084670108   13564      127 SH         Sole                120             7
Berkshire Hathaway Class B          COM       084670702   26070   366975 SH         Sole             351024         15951
Brown & Brown, Inc.                 COM       115236101   64437  3620044 SH         Sole            3375655        244389
Capital Source Inc                  COM       14055X102   21545  3508965 SH         Sole            3213218        295747
Devon Energy Corp                   COM       25179M103    8702   156962 SH         Sole             145895         11067
Fairfax Financial Hldgs LTD         COM       303901102  126497   328836 SH         Sole             309183         19653
Fastenal Co                         COM       311900104   32277   969851 SH         Sole             890822         79029
Goldman Sachs Group Inc             COM       38141G104   47242   499656 SH         Sole             461935         37721
HomeFed Corp                        COM       43739D307     355    20878 SH         Sole              20878             0
Leucadia National Corporation       COM       527288104   45726  2016153 SH         Sole            1860152        156001
Martin Marietta Materials           COM       573284106   36871   583215 SH         Sole             551358         31857
Mastercard Inc Class A              COM       57636Q104    7233    22807 SH         Sole              21455          1352
Mc Donald's Corporation             COM       580135101   10292   117190 SH         Sole             107235          9955
Moody's Corp.                       COM       615369105   43056  1413987 SH         Sole            1303869        110118
NVR Inc.                            COM       62944T105   36427    60311 SH         Sole              54891          5420
Strayer Education Inc               COM       863236105    5469    71329 SH         Sole              65559          5770
Symetra Financial Corp              COM       87151Q106    7396   907481 SH         Sole             872233         35248
Toll Brothers Inc                   COM       889478103   30946  2144577 SH         Sole            1993226        151351
US Bancorp                          COM       902973304   38653  1641997 SH         Sole            1526179        115818
Union Pacific Corporation           COM       907818108   11456   140268 SH         Sole             130353          9915
Verisk Analytics Inc Class A        COM       92345Y106     312     8984 SH         Sole               7772          1212
Visa Inc Cl A                       COM       92826C839    8254    96285 SH         Sole              86135         10150
Vulcan Materials Co                 COM       929160109   30924  1122076 SH         Sole            1058348         63728
Wells Fargo & Company               COM       949746101   74956  3107645 SH         Sole            2882860        224785
YUM! Brands Inc                     COM       988498101   91941  1861533 SH         Sole            1754829        106704

REPORT SUMMARY                          27 DATA RECORDS  904290          0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED
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